Goodwill and Intangible Assets (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Intangible Assets [Line Items]
Purchases of intangible assets	$ 34,225,000	$ 26,089,000	$ 34,583,000
Increase in intangible assets from acquisitions	72,448,000	139,759,000
Intangible asset impairments	19,696,000	1,968,000	40,300,000
Goodwill written off	1,600,000	1,600,000
In-process research and development costs reclassified into developed technology	4,500,000
Other Long-term Assets
Schedule of Intangible Assets [Line Items]
Purchases of intangible assets	16,900,000	11,600,000
Ingenuity
Schedule of Intangible Assets [Line Items]
Increase in intangible assets from acquisitions	$ 2,100,000